UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2016	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (99.3%)
Aerospace & Defense (2.5%)
Boeing	2,900	$388
Northrop Grumman	1,300	282
Raytheon	1,600	223
Textron	8,800	343
Triumph Group	4,100	126
United Technologies	9,000	969

		2,331

Agricultural Operations (0.7%)
Archer-Daniels-Midland	14,400	649

Agricultural Products (0.8%)
Bunge	4,900	323
Ingredion	3,100	413

		736

Air Freight & Logistics (0.4%)
FedEx	2,300	372

Aircraft (1.1%)
Alaska Air Group	4,800	323
Delta Air Lines	9,600	372
Southwest Airlines	8,000	296

		991

Apparel Retail (0.2%)
Gap	6,400	165

Asset Management & Custody Banks (1.4%)
Ameriprise Financial	2,500	240
Bank of New York Mellon	17,100	674
State Street	6,300	414

		1,328

Automotive (3.0%)
American Axle & Manufacturing Holdings*	12,100	211
Autoliv	1,000	106
Cooper Tire & Rubber	7,900	261
Ford Motor	60,100	761
General Motors	26,000	820
Goodyear Tire & Rubber	9,600	275
Lear	3,000	340

		2,774

Automotive Retail (0.2%)
Group 1 Automotive	2,600	162

Banks (9.7%)
Bank of America	91,600	1,327
CIT Group	7,500	259
Fifth Third Bancorp	27,200	516
Huntington Bancshares	27,400	260
JPMorgan Chase	37,400	2,393
Keycorp	37,700	441
PNC Financial Services Group	9,300	769
Regions Financial	48,400	444
SunTrust Banks	13,900	588
US Bancorp	7,300	308

	Shares	Value (000)
Banks (continued)
Wells Fargo	35,300	$1,693

		8,998

Biotechnology (0.7%)
Amgen	2,200	379
Gilead Sciences	2,900	230

		609

Broadcasting, Newspapers & Advertising (0.2%)
TEGNA	8,600	188

Chemicals (2.2%)
Celanese, Cl A	6,500	412
Dow Chemical	16,300	875
Eastman Chemical	5,100	333
Huntsman	8,700	135
Ingevity*	185	7
LyondellBasell Industries, Cl A	4,000	301

		2,063

Commercial Printing (0.2%)
RR Donnelley & Sons	10,100	181

Computer & Electronics Retail (0.5%)
Best Buy	9,400	316
GameStop, Cl A	5,600	173

		489

Computers & Services (5.6%)
Apple	3,300	344
CA	11,000	381
Computer Sciences	4,900	234
EMC	21,200	600
Hewlett Packard Enterprise	30,200	635
HP	30,200	423
International Business Machines	6,300	1,012
Oracle	15,300	628
Seagate Technology	8,000	256
Symantec	22,700	464
Western Digital	4,300	204

		5,181

Construction & Engineering (0.3%)
Fluor	5,200	278

Consumer Discretionary (1.6%)
Procter & Gamble	17,400	1,489

Diversified REIT’s (0.3%)
Cousins Properties	24,700	263

Electrical Services (6.4%)
Ameren	7,900	414
American Electric Power	8,400	582
Duke Energy	4,600	394
Edison International	7,800	604
Entergy	7,000	570
Exelon	17,600	656
General Electric	47,700	1,485
Pinnacle West Capital	5,900	465

Schedule of Investments July 31, 2016	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Electrical Services (continued)
Public Service Enterprise
Group	17,100	$787

		5,957

Financial Services (4.4%)
American Express	4,500	290
Capital One Financial	9,800	658
Citigroup	34,200	1,498
Discover Financial Services	3,900	222
Goldman Sachs Group	4,800	762
Morgan Stanley	13,400	385
Navient	17,400	247

		4,062

Food, Beverage & Tobacco (1.7%)
Cal-Maine Foods	500	21
Philip Morris International	7,400	742
Supervalu*	29,600	144
Tyson Foods, Cl A	8,100	596
Universal	1,400	83

		1,586

General Merchandise Stores (0.7%)
Target	8,900	671

Health Care Distributors (0.3%)
Cardinal Health	3,400	284

Health Care Equipment (0.7%)
Medtronic	7,800	683

Health Care Facilities (0.3%)
LifePoint Health*	4,900	290

Health Care REIT’s (0.4%)
Senior Housing Properties Trust	15,800	351

Health Care Services (1.6%)
Express Scripts Holding*	6,000	456
HCA Holdings*	6,000	463
Quest Diagnostics	6,800	587

		1,506

Homefurnishing Retail (0.3%)
Bed Bath & Beyond	6,300	283

Hotels & Lodging (0.3%)
Wyndham Worldwide	4,000	284

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	2,300	442

Independent Power Producers & Energy Traders (0.3%)
AES	18,800	232

Insurance (7.5%)
Aetna	4,400	507
Aflac	3,700	267
Allstate	8,700	594
American International Group	13,400	730
Anthem	4,100	539

	Shares	Value (000)
Insurance (continued)
Assurant	3,600	$299
Chubb	1,800	225
CIGNA	1,800	232
Hartford Financial Services Group	9,100	363
Lincoln National	6,800	297
MetLife	15,300	654
Prudential Financial	11,300	851
Travelers	6,300	732
Unum Group	9,900	331
XL Group	10,400	360

		6,981

IT Consulting & Other Services (0.1%)
CSRA	4,900	132

Machinery (1.2%)
AGCO	4,900	236
Cummins	3,100	381
Oshkosh	4,400	242
Parker-Hannifin	2,300	263

		1,122

Metal & Glass Containers (0.1%)
Owens-Illinois*	5,800	109

Mortgage REIT’s (0.5%)
Annaly Capital Management	37,500	412

Motorcycle Manufacturers (0.3%)
Harley-Davidson	5,400	286

Multimedia (1.1%)
Time Warner	8,700	667
Viacom, Cl B	8,400	382

		1,049

Multi-Sector Holdings (2.0%)
Berkshire Hathaway, Cl B*	12,900	1,861

Office Electronics (0.5%)
Xerox	40,000	412

Office Equipment (0.3%)
Pitney Bowes	12,900	249

Office REIT’s (0.7%)
Brandywine Realty Trust	17,800	300
Mack-Cali Realty	13,700	386

		686

Oil & Gas Equipment & Services (1.2%)
National Oilwell Varco	10,200	330
Oceaneering International	9,600	268
Schlumberger	6,900	555

		1,153

Paper & Paper Products (0.3%)
Domtar	7,800	307

Paper Packaging (0.8%)
Avery Dennison	5,300	413
International Paper	6,800	311

Schedule of Investments July 31, 2016	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Paper Packaging (continued)
WestRock	1,113	$48

		772

Petroleum & Fuel Products (8.8%)
Chevron	13,800	1,414
Exxon Mobil	37,500	3,336
HollyFrontier	11,000	280
Marathon Petroleum	16,600	654
Nabors Industries	13,900	125
Occidental Petroleum	5,100	381
Phillips 66	8,100	616
Rowan, Cl A	17,400	265
Tesoro	4,800	366
Valero Energy	13,300	695

		8,132

Pharmaceuticals (7.7%)
AbbVie	4,200	278
Johnson & Johnson	20,900	2,618
Merck	23,800	1,396
Mylan*	6,800	318
Pfizer	68,500	2,527

		7,137

Printing & Publishing (0.2%)
Gannett	4,300	55
Lexmark International, Cl A	4,400	161

		216

Railroads (0.9%)
CSX	14,600	414
Norfolk Southern	5,000	449

		863

Reinsurance (1.3%)
Endurance Specialty Holdings	4,200	284
Everest Re Group	1,700	322
Reinsurance Group of America, Cl A	3,600	357
Validus Holdings	5,200	257

		1,220

Retail (2.0%)
Kohl’s	8,200	341
Macy’s	6,000	215
Wal-Mart Stores	17,100	1,248

		1,804

Semi-Conductors/Instruments (3.4%)
Intel	50,500	1,760
QUALCOMM	22,000	1,377

		3,137

Specialized REIT’s (1.2%)
GEO Group	6,100	211
Hospitality Properties Trust	8,900	284
LaSalle Hotel Properties	8,000	221

	Shares/ Face Amount (000)	Value (000)
Specialized REIT’s (continued)
Omega Healthcare
Investors	12,500	$431

		1,147

Technology Distributors (0.4%)
Tech Data*	4,200	327

Telephones & Telecommunications (7.0%)
AT&T	47,200	2,043
Brocade Communications Systems	30,500	284
CenturyLink	13,000	409
Cisco Systems	57,100	1,743
Corning	25,600	569
Juniper Networks	13,300	302
Verizon Communications	21,500	1,191

		6,541

Thrifts & Mortgage Finance (0.3%)
Radian Group	22,900	295

Total Common Stock (Cost $79,710)		92,228

Repurchase Agreement (0.7%)
Morgan Stanley 0.150%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $624 (collateralized by various U.S. Treasury Notes, par values ranging from $1 — $614, 0.875% — 1.750%, 06/15/17 — 02/28/22; with a total market value of $637)	$624	624

Total Repurchase Agreement (Cost $624)		624

Total Investments – 100.0% (Cost $80,334)†		$92,852

Percentages are based on Net Assets of $92,886 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $80,334 (000), and the unrealized appreciation and depreciation were $16,928 (000) and $(4,410) (000), respectively.

Schedule of Investments July 31, 2016	(Unaudited)

The following is a list of the level of inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,228	$—	$—	$92,228
Repurchase Agreement	—	624	—	624
Total Investments in Securities	$92,228	$624	$—	$92,852

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016